Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Lease Expense Components
Lease expense components are as follows:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
Operating lease cost	$59	$39	$34

Finance lease cost:
Amortization of right-of-use assets	$27	$13	$5
Interest on lease liabilities	3	1	—
Total finance lease cost	$30	$14	$5

Schedule of Cash Flow, Supplemental Disclosures
Supplemental disclosures of cash flow information related to leases are as follows:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$(44)	$(37)	$(35)
Operating cash flows used for finance leases	$3	$1	$—
Financing cash flows used for finance leases	$(26)	$(23)	$(10)

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$98	$146	$28
Finance leases	$56	$33	$21
Cash paid for income taxes (net of refunds received) by jurisdiction pursuant to the disclosure requirements of ASU 2023-09 for the fiscal year ended March 31, 2026 is as follows:

Fiscal Year Ended March 31,
(in millions)	2026
United Kingdom	$—
Foreign
China	81
Taiwan	51
South Korea	30
United States	17
Singapore	18
India	12
Other	14
Total cash paid for income taxes	$223

Schedule Of Balance Sheet Supplemental Disclosures
Supplemental balance sheet information related to leases are as follows:

	As of
(in millions, except lease term and discount rate)	March 31, 2026	March 31, 2025
Operating leases
Operating lease right-of-use assets	$379	$320

Operating lease liabilities	$39	$30
Non-current portion of operating lease liabilities	$393	$316
Total operating lease liabilities	$432	$346

Finance leases
Finance lease right-of-use assets, net	$69	$40

Other current liabilities	$25	$10
Other non-current liabilities	$34	$15
Total finance lease liabilities	$59	$25

Weighted Average Remaining Lease Term (in years)
Operating leases	12.05	13.76
Finance leases	2.84	3.39

Weighted Average Discount Rate
Operating leases	4.32%	4.23%
Finance leases	5.07%	5.43%

Schedule of Operating Lease Liability Maturity
Maturity of lease liabilities as of March 31, 2026 is as follows (in millions):

Fiscal Year	Operating Leases	Finance Leases
2027	$50	$26
2028	56	21
2029	57	15
2030	52	—
2031	48	—
Thereafter	286	—
Total lease payments	549	62
Less imputed interest	(117)	(3)
Total	$432	$59
Less: current portion of lease liabilities	(39)	(25)
Non-current portion of lease liabilities	$393	$34

Schedule of Operating Lease Liability Maturity
Maturity of lease liabilities as of March 31, 2026 is as follows (in millions):

Fiscal Year	Operating Leases	Finance Leases
2027	$50	$26
2028	56	21
2029	57	15
2030	52	—
2031	48	—
Thereafter	286	—
Total lease payments	549	62
Less imputed interest	(117)	(3)
Total	$432	$59
Less: current portion of lease liabilities	(39)	(25)
Non-current portion of lease liabilities	$393	$34